Schedule of Investments TCW Transform Systems ETF July 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 95.1%
Aerospace & Defense - 21.0%
Airbus SE	45,927	$6,956,641
General Electric Co.	76,857	13,081,062
Safran S.A.	46,571	10,236,538
		30,274,241
Building Products - 4.0%
Trane Technologies plc	17,411	5,820,149
Commercial Services & Supplies - 13.2%
Republic Services, Inc., Class A	70,586	13,716,271
Waste Management, Inc.	26,466	5,363,600
		19,079,871
Construction & Engineering - 1.3%
WillScot Holdings Corp.*	44,578	1,827,698
Electric Utilities - 1.5%
Constellation Energy Corp.	11,500	2,182,700
Electrical Equipment - 14.4%
GE Vernova, Inc.*	32,253	5,748,775
Hubbell, Inc., Class B	4,930	1,950,555
nVent Electric plc	28,094	2,040,467
Schneider Electric SE	6,861	1,654,732
Vertiv Holdings Co., Class A	119,558	9,409,214
		20,803,743
Ground Transportation - 8.9%
Canadian Pacific Kansas City Ltd.	68,801	5,766,900
Union Pacific Corp.	28,448	7,018,975
		12,785,875
Independent Power & Renewable Electricity Producers - 1.9%
Vistra Corp.	34,586	2,739,903
Machinery - 1.8%
Deere & Co.	3,566	1,326,481
Sandvik AB	64,636	1,322,994
		2,649,475
Oil, Gas & Consumable Fuels - 14.9%
Diamondback Energy, Inc.	35,160	7,113,220
Exxon Mobil Corp.	72,304	8,574,531
Occidental Petroleum Corp.	95,237	5,792,314
		21,480,065
Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 5.2%
Applied Materials, Inc.	19,701	$4,180,552
First Solar, Inc.*	15,381	3,322,142
		7,502,694
Software - 7.0%
Microsoft Corp.	24,317	10,173,017
Total Common Stocks (Cost $115,502,844)		137,319,431
	Principal
Short-Term Investments - 3.7%
Time Deposit - 3.7%
Citibank, New York 4.68% 8/1/2024 (Cost $5,294,299)	$5,294,299	5,294,299
Total Investments - 98.8% (Cost $120,797,143)		$142,613,730
Other Assets Less Liabilities - 1.2%		1,728,747
Net Assets - 100.0%		$144,342,477

*	Non-income producing security.

TCW Transform Systems ETF invested, as a percentage of net assets, in the following countries as of July 31, 2024:

United States	71.7%
France	13.1%
Ireland	4.0%
Canada	4.0%
United Kingdom	1.4%
Sweden	0.9%
Other(1)	4.9%
Total	100.0%

(1)	Includes cash, short term investments and net other assets (liabilities).

Schedule of Investments (Continued) TCW Transform Systems ETF July 31, 2024 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$137,319,431	$–	$–	$137,319,431
Short-Term Investments
Time Deposit	5,294,299	–	–	5,294,299
Total Investments	$142,613,730	$–	$–	$142,613,730

*	Please refer to the Schedule of Investments to view securities segregated by industry.